Loan From Related Party (Details) - Bridge Loan [Member] $ in Thousands	May 17, 2025 USD ($)
Loan From Related Party [Line Items]
Loan amount	$ 2,000
Annual interest rate	4.10%
Interval period interest rate	12-month
Debt issuance date	May 17, 2025
Description of maturity period	repaid no later than one calendar year from the date of the agreement.